INCOME TAX AND DEFERRED TAX, Effective Income Tax Rate Reconciliation (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Effective Income Tax Rate Reconciliation [abstract]
Pre-tax income		$ 11,429,007	$ 5,698,116	[1]	$ 2,208,572	[1],[2]
Statutory income tax rate		30.00%	35.00%		35.00%
Pre-tax income at statutory income tax rate		$ (3,428,702)	$ (1,994,341)		$ (773,000)
Tax Effects Due to [Abstract]
Inflation effect	[3]	4,432,884	(187,006)		(321,584)
Special revaluation tax		(1,048,000)	0		0
Change in the tax rate	[4]	0	2,234,656		0
Non-taxable income or non-deductible expenses		44,482	428		(7,693)
Others		(13,835)	(660)		0
Income tax (expense) / gain		$ (13,171)	$ 53,077	[1]	$ (1,102,277)	[1],[2]

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)
[2]	The weighted average of the number of shares considers the effect of the weighted average of the changes originated in the transactions with treasury shares made during the year.
[3]	Corresponds to the inflation effect on non-deferred tax assests and liabilities.
[4]	Corresponds to the effect of the reduction in the enacted tax rate on the net deferred tax liability according to the aforementioned.